Westcore Small-Cap Growth Fund II
WESTCORE SMALL-CAP GROWTH FUND II
Investment Objective
The Westcore Small-Cap Growth Fund II (the “Fund”) seeks to achieve long-term capital appreciation by investing primarily in small-capitalization growth companies.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Westcore Small-Cap Growth Fund II Institutional Class
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.44%
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.10%
Fee Waiver and Expense Reimbursement	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.10%	[2]
[1]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this Fund's prospectus because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
[2]	Denver Investments (the "Adviser") has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses from April 30, 2016 until at least April 30, 2017, so that the ratio of expenses to average net assets as reported in the Fund's Financial Highlights will be no more than 1.15% for the Fund's Retail Class for such period. This agreement may not be terminated or modified prior to April 30, 2017 without the approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Westcore Small-Cap Growth Fund II | Institutional Class | USD ($)	112	350	606	1,339

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

Principal Investment Strategies of the Fund

• The Fund emphasizes investments in small companies that the portfolio management team believes to have attractive growth prospects for earnings and/or cash flows.

• Under normal circumstances, the Fund invests at least eighty percent (80%) of the value of its net assets plus any borrowings for investment purposes in small-capitalization companies.

• The Fund currently considers “small-capitalization companies” to be those included in, or similar in size to, those included in its benchmark index, the Russell 2000® Growth Index, at the time of purchase. As of the most recent “reconstitution” of the benchmark index on June 30, 2016 the benchmark capitalization range was $55.5 million to $4.2 billion. As of September 30, 2016, the weighted average market capitalization of the benchmark index was approximately $2.0 billion. Please note that these market capitalization measures will fluctuate over time.

• The team implements an investment strategy primarily through independent “bottom-up” fundamental research. The team constructs a portfolio designed to generate alpha, or risk-adjusted excess return relative to the Fund’s benchmark, primarily through stock selection.

• The team uses a proprietary discounted cash flow (DCF) model for purposes of valuing and generating price targets for individual stocks. The DCF model is utilized for two primary purposes – to understand what assumptions are implied in a stock’s current price, and to generate an expected value for each stock, based on the team’s internally generated forecasts.

• With respect to portfolio structure, the team typically maintains exposure to most sectors within the benchmark; however, with an active management process, there will be variances in sector exposure relative to the benchmark index. The team maintains guidelines to monitor this variance.

• The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).

• Stocks may be sold when conditions have changed and the company’s prospects are no longer attractive, its stock price has achieved the team’s valuation target, certain objective criteria are met or better relative investment opportunities have been identified.

Principal Risks of Investing in the Fund

• Risk of Loss: You could lose money by investing in the Fund.

• Market Risk: As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.

• Portfolio Management Risk: The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.

• Indirect Foreign Exposure Risk: Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country especially if the country is considered an emerging market or developing country.

• Small Company Risk: The Fund is also subject to the general risk that the stocks of smaller and newer companies can involve greater risks than those associated with larger, more established companies. Small company stocks may be subject to more abrupt or erratic price movements due to a number of reasons, including that the stocks are traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects. Small companies in which the Fund may invest typically lack the financial resources, product diversification and competitive strengths of larger companies which may cause the value of the Fund to be more volatile. Small companies may be more thinly-traded than larger, more established companies.

• Portfolio Turnover Risk: A higher rate of turnover (100% or more) involves correspondingly greater expenses, which must be borne by the Fund and its shareholders. It may result in higher short-term capital gains taxable to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund’s return.

Risk/Return Bar Chart and Table

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year, and by showing how the Fund’s average annual returns for one, five and ten years compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Retail Class - Calendar Year Total Returns as of December 31 (%)

Highest Quarterly Return: 9/30/2009 20.13% Lowest Quarterly Return: 9/30/2011 (25.93)%
Average Annual Total Returns (for the Periods Ended December 31, 2015)

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Westcore Small-Cap Growth Fund II		1 Year	5 Years	10 Years
Institutional Class	[1]	(11.81%)	1.29%	5.84%
Institutional Class | Return After Taxes on Distributions	[1]	(11.81%)	1.26%	5.53%
Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares	[1]	(6.69%)	(0.99%)	(4.59%)
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	[2]	(0.20%)	(11.54%)	8.16%
[1]	Effective December 27, 2016 the Retail Class is designated Institutional Class.
[2]	Effective as of December 31, 2016, the Fund's benchmark is the Russell 2000 Growth Index. The Fund changed its benchmark from the Russell Midcap Growth Index because the Adviser believes the new benchmark represents a better comparison against which to measure the Fund's performance.

Westcore Large-Cap Dividend Fund
WESTCORE LARGE-CAP DIVIDEND FUND
Investment Objective
The Westcore Large-Cap Dividend Fund (the “Fund”) seeks to achieve long-term capital appreciation by investing primarily in large, well-established, dividend-paying companies.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Westcore Large-Cap Dividend Fund Retail Class USD ($)
Annual Account Maintenance Fee (for Retail Class accounts under $750)	$ 12.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Westcore Large-Cap Dividend Fund		Retail Class	Institutional Class
Management Fees		0.65%	0.65%
Distribution (12b-1) Fees		none	none
Other Expenses		0.52%	0.63%
Total Annual Fund Operating Expenses		1.17%	1.28%
Fee Waiver and Expense Reimbursement	[1]	(0.02%)	(0.33%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1]	1.15%	0.95%
[1]	Denver Investments (the "Adviser") has contractually agreed to waive certain investment advisory and/or administration fees and/or to reimburse other expenses from April 30, 2016 until at least April 30, 2017. The first waiver/reimbursement applies so that the ratio of expenses to average net assets, as reported in the Fund's Financial Highlights, will be no more than 1.15% for the Fund's Retail Class for such period. The second waiver/reimbursement applies so that Fund level Other Expenses for the Institutional Class will be in the same proportion as the Retail Class waivers/reimbursements. The third waiver/reimbursement applies so that the institutional class-specific Other Expenses are reimbursed. The Adviser has contractually agreed to waive/reimburse all of these class-specific Other Expenses, but only to the extent that the difference between the net Institutional Class and net Retail Class expense ratios, after applying the waiver/reimbursement, does not exceed 25 basis points. These agreements may not be terminated or modified prior to April 30, 2017 without the approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in either the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Westcore Large-Cap Dividend Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Retail Class	117	370	641	1,417
Institutional Class	97	373	670	1,515

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.

Principal Investment Strategies of the Fund

• The Fund emphasizes investments in large, dividend-paying companies that meet the portfolio management team’s investment criteria based on various financial measures/ratios and have improving business prospects due to strong company and industry dynamics. The team seeks to optimize the portfolio based on a company’s ability to grow its dividend while also taking into account the valuation of a company.

• The Fund will invest, under normal circumstances, at least eighty percent (80%) of the value of its net assets, plus any borrowings for investment purposes, in stocks of large, well-established, dividend-paying companies, as measured at the time of purchase.

• The Fund currently considers “large” companies to be those with a market capitalization of at least $5 billion at the time of purchase. Large companies may benefit from attributes such as market dominance, substantial financial resources and the opportunity to be global leaders in an industry. These characteristics may result in increased stability for a company and a lower-risk investment for the Fund than smaller companies.

• Through a combination of proprietary quantitative screening and independent fundamental analysis, the team seeks to identify and thoroughly assess the ability of companies to pay and consistently grow dividends. In particular, the team typically seeks to identify companies that have paid consistently rising dividends, including those that currently pay dividends on their commons stocks and have maintained or increased their per share dividend payments over the preceding five years.

• The team researches companies in which the historical consistency and fundamental improvement in free cash flow appear sustainable. The team seeks to develop an understanding of the economics of the business and sustainability of a company’s competitive advantage.

• With respect to portfolio structure, the team seeks to achieve a balance between current yield, dividend growth and capital preservation without regard to sector limitations. The portfolio typically holds 25 to 30 stocks.

• The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).

• Stocks may be sold when business fundamentals and/or dividend growth prospects have changed or the stock price has achieved the team’s valuation target. The stock may also be sold if better relative investment opportunities have been identified.

Principal Risks of Investing in the Fund

• Risk of Loss: You could lose money by investing in the Fund.

• Market Risk: As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.

• Portfolio Management Risk: The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.

• Indirect Foreign Exposure Risk: Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country especially if the country is considered an emerging market or developing country.

• Portfolio Turnover Risk: A higher rate of turnover (100% or more) involves correspondingly greater expenses, which must be borne by the Fund and its shareholders. It may result in higher short-term capital gains taxable to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund’s return.

Risk/Return Bar Chart and Table

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year, and by showing how the Fund’s average annual returns for one, five and ten years for the Retail Class, and one year, five years and since inception for the Institutional Class, compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Retail Class - Calendar Year Total Returns as of December 31 (%)

Highest Quarterly Return: 3/31/2012 17.74%  Lowest Quarterly Return: 12/31/2008 (23.08)%

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class’ returns will be higher over the long-term when compared to the Retail Class’ returns to the extent that the Retail Class has higher expenses.

Average Annual Total Returns (for the Periods Ended December 31, 2015)

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Westcore Large-Cap Dividend Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
Retail Class		4.43%	11.14%	6.69%
Retail Class | Return After Taxes on Distributions		(4.31%)	6.55%	4.21%
Retail Class | Return After Taxes on Distributions and Sale of Fund Shares		8.52%	8.11%	4.96%
Institutional Class		4.68%	11.35%		5.39%	Sep. 28, 2007
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) - Retail Class	[1]	5.67%	13.53%	8.53%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) - Institutional Class	[1]	5.67%	13.53%		7.70%	Sep. 28, 2007
[1]	Effective as of December 31, 2016, the Fund's benchmark is the Russell 1000 Index. The Fund changed its benchmark from the Russell 1000 Growth Index because the Adviser believes the new benchmark represents a better comparison against which to measure the Fund's performance.

Westcore Mid-Cap Value Dividend Fund II
WESTCORE MID-CAP VALUE DIVIDEND FUND II
Investment Objective

The Westcore Mid-Cap Value Dividend Fund II (the “Fund”) seeks to achieve long-term capital appreciation by investing primarily in dividend-paying, medium-sized companies whose stocks appear to be undervalued.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Westcore Mid-Cap Value Dividend Fund II Retail Class USD ($)
Annual Account Maintenance Fee (for Retail Class accounts under $750)	$ 12.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Westcore Mid-Cap Value Dividend Fund II		Retail Class	Institutional Class
Management Fees		0.65%	0.65%
Distribution (12b-1) Fees		none	none
Other Expenses		0.38%	0.32%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		1.04%	0.98%
Fee Waiver and Expense Reimbursement	[2]	none	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	1.04%	0.90%
[1]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this Fund's prospectus because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
[2]	Denver Investments (the "Adviser") has contractually agreed to waive certain investment advisory and/or administration fees and/or to reimburse other expenses from April 30, 2016 until at least April 30, 2017. The first waiver/reimbursement applies so that the ratio of expenses to average net assets, as reported in the Fund's Financial Highlights, will be no more than 1.15% for the Fund's Retail Class for such period. The second waiver/reimbursement applies so that Fund level Other Expenses for the Institutional Class will be in the same proportion as the Retail Class waivers/reimbursements. The third waiver/reimbursement applies so that the institutional class-specific Other Expenses are reimbursed. The Adviser has contractually agreed to waive/reimburse all of these class-specific Other Expenses, but only to the extent that the difference between the net Institutional Class and net Retail Class expense ratios, after applying the waiver/reimbursement, does not exceed 25 basis points. These agreements may not be terminated or modified prior to April 30, 2017 without the approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Westcore Mid-Cap Value Dividend Fund II - USD ($)	1 Year	3 Years	5 Years	10 Years
Retail Class	106	331	574	1,270
Institutional Class	92	304	534	1,193

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies of the Fund

• The Fund emphasizes investments in medium-sized, dividend-paying companies that the portfolio management team believes to be undervalued based upon various financial measures/ratios and rigorous company-specific research and analysis.

• Under normal circumstances, at least eighty percent (80%) of the value of the Fund’s net assets, plus any borrowings for investment purposes, is invested in medium-sized, dividend-paying companies.

• The Fund currently considers “medium-sized companies” to be those included in, or similar in size to those included in its benchmark index, the Russell Midcap® Value Index, at the time of purchase. As of the most recent “reconstitution” of the benchmark index on June 30, 2016, the benchmark capitalization range was $1.8 billion to $28.6 billion. As of September 30, 2016, the weighted average market capitalization of the benchmark index was approximately $11.8 billion Please note that these market capitalization measures will fluctuate over time.

• The team implements an investment strategy that is based on the belief that the market rewards companies over time for free cash flow rather than reported earnings. The strategy utilizes a bottom-up approach, which is grounded in independent fundamental research. The team seeks to invest in companies in which the future free cash flow and return on invested capital appear to be undervalued by the market. The team constructs a diversified portfolio designed to generate alpha, or risk-adjusted excess return, relative to the Fund’s benchmark, primarily through stock selection.

• Through a combination of proprietary, sector-specific quantitative screening and independent fundamental analysis, the team seeks to identify and thoroughly assess the key value-creating drivers for a company.

• The team researches companies in which the early fundamental improvement in free cash flow appears sustainable and not yet recognized by the market. The team seeks to develop an in-depth understanding of the economics of the business and sustainability of a company’s competitive advantage by gathering information about the company’s product(s) or service(s) by talking to sources including customers, suppliers, competitors and other industry contacts.

• The goal of the team’s process is to invest in cash-generative companies at attractive valuations. The team values companies based primarily on a proprietary discounted cash flow model using estimates derived from its proprietary research. The team seeks to manage risk through its valuation discipline and through in-depth fundamental research and portfolio structure.

• With respect to portfolio structure, the team maintains exposure to most sectors within the benchmark; however, with an active management process, there will be variances in sector exposure relative to the benchmark index. The team maintains guidelines to monitor this variance.

• The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).

• Stocks may be sold when conditions have changed and the company’s prospects are no longer attractive, its stock price has achieved the team’s valuation target or better relative investment opportunities have been identified.

Principal Risks of Investing in the Fund

• Risk of Loss: You could lose money by investing in the Fund.

• Market Risk: As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.

• Portfolio Management Risk: The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.

• Indirect Foreign Exposure Risk: Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country especially if the country is considered an emerging market or developing country.

• Small- and Medium-Sized Company Risk: The small- and medium-sized companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and medium-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Small- and medium-sized companies may be more thinly-traded than larger, more established companies. These risks may be greater with respect to small-sized companies.

• Portfolio Turnover Risk: A higher rate of turnover (100% or more) involves correspondingly greater expenses, which must be borne by the Fund and its shareholders. It may result in higher short-term capital gains taxable to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund’s return.

Risk/Return Bar Chart and Table

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year, and by showing how the Fund’s average annual returns for one, five and ten years for the Retail Class, and one year, five years and since inception for the Institutional Class, compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Retail Class - Calendar Year Total Returns as of December 31 (%)

Highest Quarterly Return: 6/30/2009 20.12%  Lowest Quarterly Return: 12/31/2008 (25.05)%

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class’ returns will be higher over the long-term when compared to the Retail Class’ returns to the extent that the Retail Class has higher expenses.

Average Annual Total Returns (for the Periods Ended December 31, 2015)

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Westcore Mid-Cap Value Dividend Fund II		1 Year	5 Years	10 Years	Since Inception	Inception Date
Retail Class		(5.08%)	6.87%	6.22%
Retail Class | Return After Taxes on Distributions		(6.54%)	3.03%	3.53%
Retail Class | Return After Taxes on Distributions and Sale of Fund Shares		(1.78%)	4.61%	4.50%
Institutional Class		(4.98%)	7.05%		4.51%	Sep. 28, 2007
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) - Retail Class	[1]	(0.20%)	11.54%	8.16%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) - Institutional Class	[1]	(0.20%)	11.54%		8.16%	Sep. 28, 2007
[1]	Effective as of December 31, 2016, the Fund's benchmark is the Russell Midcap Value Index. The Fund changed its benchmark from the Russell Midcap Growth Index because the Adviser believes the new benchmark represents a better comparison against which to measure the Fund's performance.